Intangible assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		$ 8,149	$ 10,738
Expensed exploration expenditures previously capitalised		(171)	(2,506)	$ (777)
Intangibles ending	$ 8,149	6,452	8,149	10,738
Exploration And Production USA [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net reversal of impairment loss		$ 2
Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with finite useful lives		3 years
Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with finite useful lives		20 years
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		$ 8,505	11,033
Additions through business combinations		116
Additions		262	492
Disposals at cost		(53)	(8)
Transfers		(1,730)	(89)
Expensed exploration expenditures previously capitalised		(171)	(2,506)
Impairment of goodwill		(1)	(42)
Assets reclassified to held for sale			(499)
Effect of changes in foreign exchange		(111)	123
Intangibles ending	8,505	6,816	8,505	11,033
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		(356)	(295)
Amortisation and impairments for the year		(24)	(35)
Assets reclassified to held for sale			(17)
Amortisation and impairment losses disposed intangible assets		13	(6)
Effect of changes in foreign exchange		3	(3)
Intangibles ending	(356)	(364)	(356)	(295)
Exploration expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		2,261
Intangibles ending	2,261	1,958	2,261
Impairments, intangible assets		154
Exploration expenses [Member] | Dry wells and uncommercial discoveries and unconventional onshore assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets			657
Exploration expenses [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		2,261	3,014
Additions through business combinations		0
Additions		191	401
Disposals at cost		(22)	(7)
Transfers		(432)	(16)
Expensed exploration expenditures previously capitalised		(19)	(1,169)
Impairment of goodwill		0	0
Assets reclassified to held for sale			0
Effect of changes in foreign exchange		(21)	38
Intangibles ending	2,261	1,958	2,261	3,014
Acquisition costs related to oil and gas prospects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		3,932
Intangibles ending	3,932	2,670	3,932
Impairments, intangible assets		152
Acquisition costs related to oil and gas prospects [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		3,932	5,599
Additions through business combinations		0
Additions		36	67
Disposals at cost		1	0
Transfers		(1,137)	(73)
Expensed exploration expenditures previously capitalised		(152)	(1,337)
Impairment of goodwill		0	0
Assets reclassified to held for sale			(339)
Effect of changes in foreign exchange		(10)	16
Intangibles ending	3,932	2,670	3,932	5,599
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		1,481
Intangibles ending	1,481	1,467	1,481
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		1,481	1,458
Additions through business combinations		61
Additions		0	0
Disposals at cost		(3)	0
Transfers		0	0
Expensed exploration expenditures previously capitalised		0	0
Impairment of goodwill		(1)	(42)
Assets reclassified to held for sale			0
Effect of changes in foreign exchange		(70)	64
Intangibles ending	1,481	1,467	1,481	1,458
Goodwill [member] | Cost [member] | Exploration and Production Norway [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill related to business acquired in 2019	615		615
Goodwill [member] | Cost [member] | Marketing, Midstream and Processing (MMP) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill related to business acquired in 2019	435		435
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		475
Intangibles ending	475	358	475
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		831	962
Additions through business combinations		55
Additions		35	24
Disposals at cost		(29)	0
Transfers		(161)	0
Expensed exploration expenditures previously capitalised		0	0
Impairment of goodwill		0	0
Assets reclassified to held for sale			(160)
Effect of changes in foreign exchange		(10)	6
Intangibles ending	831	722	831	962
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		(356)	(295)
Amortisation and impairments for the year		(24)	35
Assets reclassified to held for sale			(17)
Amortisation and impairment losses disposed intangible assets		13	(6)
Effect of changes in foreign exchange		3	(3)
Intangibles ending	(356)	$ (364)	(356)	$ (295)
Signature bonuses and acquisition costs [Member] | Unconventional assets [Member] | Exploration And Production USA [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets			$ 680
Capitalised well costs [member] | Tanzania [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets	$ 982